CONTINGENT LIABILITY (Detail Textuals)	1 Months Ended
Mar. 31, 2023
Alphonso Inc [Member]
Disclosure of contingent liabilities [line items]
Explanation of reimbursement	Alphonso remitted USD 11.3 million to the Company, comprising USD 7.25 million related to a secured advance repayment and USD 4.1 million related to additional interest, penalties and fees including reimbursement of certain legal fees.